Debt (Details-Long Term Debt) - Rubicon Technologies L L C [Member] - Long-term Debt [Member] - Rubicon [Member]	Dec. 31, 2021 USD ($)
Extinguishment of Debt [Line Items]
2022	$ 26,000
2023	6,000
2024	45,000
Total	$ 77,000